Employee Cost - Summary Of Employee Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of other notes [abstract]
Salaries and wages	₨ 31,260	$ 427	₨ 30,217	₨ 33,657
Contributions to provident and other funds	2,077	28	1,735	1,803
Share based payments	597	8	727	1,176
JV Employee cost allocation	(5,302)	(72)	(5,759)	(6,406)
Employee Cost	₨ 28,632	$ 391	₨ 26,920	₨ 30,230